5 PROPERTY, PLANT AND EQUIPMENT - (Details) - USD ($)	May 20, 2016	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Computers	$ 15,986	$ 15,986
Freezers	39,153	106,069
Office Furniture	15,687	15,687
Rugs	6,000	6,000
Software - Accounting	2,901	2,901
Telephone system	5,814	5,814
Video Camera	1,528	1,528
Accumulated Depreciation	(51,238)	(47,245)
Net Book Value	$ 35,831	$ 106,740